Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Dec. 03, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012